Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2019
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Accounts Payable and Accrued Liabilities
42.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	2018	2019
Payables to contractors and equipment suppliers	70,526	63,390
Payables to telecommunications products suppliers	4,349	5,096
Customer/contractor deposits	6,381	5,771
Repair and maintenance expense payables	6,252	6,526
Bills payable	—	4,039
Salary and welfare payables	5,900	7,249
Interest payable	299	101
Amounts due to services providers/content providers	1,920	2,591
VAT received from customer in advance	3,398	3,052
Accrued expenses	15,935	16,486
Others	7,498	7,263

	122,458	121,564

The aging analysis of accounts payables and accrued liabilities is based on the invoice date as follows:

	2018	2019
Less than six months	105,606	105,363
Six months to one year	6,984	9,250
More than one year	9,868	6,951

	122,458	121,564